Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of the Parent Company - Condensed Balance Sheets

Condensed balance sheets

	As of December 31,
	2016	2017
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	—	2,511,803,710	386,057,161
Short-term amounts due from related parties	—	2,277,228,227	350,003,570
Other current assets	—	4,564,046	701,481

Total current assets	—	4,793,595,983	736,762,212

Non-current assets:
Investments in subsidiaries, VIEs and VIEs’ subsidiaries	2,513,589,444	4,585,078,902	704,713,724

Total non-current assets	2,513,589,444	4,585,078,902	704,713,724

TOTAL ASSETS	2,513,589,444	9,378,674,885	1,441,475,936

LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ (DEFICIT)/ EQUITY
Current liabilities:
Accrued expenses and other current liabilities	—	1,378,058	211,804
Short-term amounts due to related parties	—	4,971,082	764,041

Total current liabilities	—	6,349,140	975,845

TOTAL LIABILITIES	—	6,349,140	975,845

	As of December 31,
	2016	2017
	RMB	RMB	US$
Mezzanine equity
Convertible Preferred Shares
Series A-1 (US$0.0001 par value; 2,616,641 shares authorized, and outstanding as of December 31, 2016)	69,914,696	—	—
Series A-2 (US$0.0001 par value; 4,779,796 shares authorized, and outstanding as of December 31, 2016)	127,712,583	—	—
Series B-1 (US$0.0001 par value; 38,487,004 shares authorized, and outstanding as of December 31, 2016)	1,028,344,036	—	—
Series B-2 (US$0.0001 par value; 5,233,281 shares authorized, and outstanding as of December 31, 2016)	139,829,364	—	—
Series B-3 (US$0.0001 par value; 31,865,304 shares authorized, and outstanding as of December 31, 2016)	851,417,151	—	—
Series C-1 (US$0.0001 par value; 37,720,709 shares authorized, and outstanding as of December 31, 2016)	1,007,869,205	—	—
Series C-2 (US$0.0001 par value; 19,469,603 shares authorized, and outstanding as of December 31, 2016)	520,213,268	—	—
Series C-3 (US$0.0001 par value; 13,391,793 shares authorized, and outstanding as of December 31, 2016)	357,818,719	—	—
Series C-4 (US$0.0001 par value; 10,823,841 shares authorized, and outstanding as of December 31, 2016)	289,204,957	—	—
Series C-5 (US$0.0001 par value; 58,072,514 shares authorized, and outstanding as of December 31, 2016)	1,551,654,251	—	—

Total mezzanine equity	5,943,978,230	—	—

	As of December 31,
	2016	2017
	RMB	RMB	US$
Shareholders’ (deficit)/ equity
Ordinary shares (US$0.0001 par value; 577,539,514 shares authorized, and 79,305,191 shares issued outstanding as of December 31, 2016)	54,754	—	—
Class A Ordinary shares (US$0.0001 par value; nil shares authorized, issued, and outstanding as of December 31, 2016; 656,508,828 shares authorized, 262,347,283 shares issued and outstanding, as of December 31, 2017)	—	177,140	27,226
Class B Ordinary shares (US$0.0001 par value; nil shares authorized, issued, and outstanding as of December 31, 2016; 63,491,172 shares authorized, 63,491,172 shares issued and outstanding, as of December 31, 2017)	—	43,836	6,737
Treasury stock	—	(421,164,802)	(64,731,845)
Additional paid-in capital	80,458,209	5,441,668,033	836,369,063
Accumulated other comprehensive loss	—	(329,387,410)	(50,625,918)
Accumulated (deficit)/ retained earnings	(3,510,901,749)	4,680,988,948	719,454,828

Total shareholders’ (deficit)/ equity	(3,430,388,786)	9,372,325,745	1,440,500,091

TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ (DEFICIT)/ EQUITY	2,513,589,444	9,378,674,885	1,441,475,936

Condensed Financial Information of the Parent Company - Condensed Statements of Comprehensive Income

Condensed statements of comprehensive income

	For the years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Share-based compensation expense	(55,607,170)	(22,133,620)	(66,522,766)	(10,224,362)
Cost of revenue	—	—	(61,028)	(9,380)
General and administrative	—	—	(7,202,222)	(1,106,961)
Interest and investment income, net	—	—	6,189,009	951,233
Share of (loss)/profit in subsidiaries, VIEs and VIEs’ subsidiaries	(177,556,574)	598,786,238	2,315,454,720	355,878,874

Net (loss)/income before income taxes	(233,163,744)	576,652,618	2,247,857,713	345,489,404

Income tax expense	—	—	—	—

Net (loss)/income and comprehensive (loss)/income	(233,163,744)	576,652,618	2,247,857,713	345,489,404

Condensed Financial Information of the Parent Company - Condensed Statements of Cash Flows

Condensed statements of cash flows

	For the years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Cash Flows from Operating Activities:
Net (loss)/income	(233,163,744)	576,652,618	2,247,857,713	345,489,404
Adjustments to reconcile net (loss)/income to net cash used in operating activities: Share of loss/ (profit) in subsidiaries, VIEs and VIEs’ subsidiaries	177,556,574	(598,786,238)	(2,315,454,720)	(355,878,874)
Share-based compensation expense	55,607,170	22,133,620	66,522,766	10,224,362
Changes in operating assets and liabilities:
Receivables from related party	—	—	(22,577)	(3,470)
Other current receivables	—	—	(4,564,046)	(701,482)
Other current payables	—	—	1,378,058	211,804

Net cash used in operating activities	—	—	(4,282,807)	(658,256)
Net cash used in investing activities	—	—	(2,033,240,388)	(312,503,326)
Net cash provided by financing activities	—	—	4,881,181,230	750,223,819
Effect of exchange rate changes on cash and cash equivalents	—	—	(331,854,326)	(51,005,076)

Net increase in cash and cash equivalents	—	—	2,511,803,710	386,057,161
Cash and cash equivalents at beginning of the year	—	—	—	—

Cash and cash equivalents at end of the year	—	—	2,511,803,710	386,057,161